GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT ACQUISITIONS OF BUSINESS

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2021	602	-	-	602
Additions	-	8,393	1,267	9,660
Balance at December 31, 2022	602	8,393	1,267	10,262
Impairment	-	(723)	-	(723)
Adjustments	-	-	(546)	(546)
Balance at December 31, 2023	602	7,670	721	8,993
Carrying Amounts
Balance at December 31, 2022	602	8,393	1,267	10,262
Balance at December 31, 2023	602	7,670	721	8,993